Income Taxes - Schedule of Deferred Income Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Income Tax Assets [Abstract]
Net operating losses carry forward	$ 1,524,901	$ 1,548,868	$ 1,194,054
Cutoff adjustments			44,395
Gross deferred tax assets	1,524,901	1,548,868	1,238,449
Less: valuation allowance	(1,524,901)	(1,548,868)	(1,238,449)
Net deferred tax assets